FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               -----------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


Name:    Palisades Investment Partners, LLC
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Address: 1453 Third Street Promenade
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         Suite 310
         ---------------------------------------------
         Santa Monica, CA  91106
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Form 13F File Number: 28-12995
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Quinn R. Stills
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Title:   Chairman, CIO, CCO
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Phone:   310-656-6300
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Signature, Place, and Date of Signing:

    /s/ Quinn R. Stills        Santa Monica, CA         04/23/12
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         (Signature)            (City, State)            (Date)

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number              Name

28- ________________              _____________________

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
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Form 13F Information Table Entry Total:        55
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Form 13F Information Table Value Total:     367,159
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                                           (thousands)
List of Other Included Managers:


NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.           Form 13F File Number              Name

   __            28-__________                     _____________________

      [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2         COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
--------                         --------         --------  --------       --------       --------   --------          --------
                                                              VALUE   SHRS OF   SH/ PUT/ INVESTMENT OTHER          VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT   PRN CALL DISCRTION  MANAGERS SOLE    SHARED    NONE
--------------                   --------------   -----     --------  -------   --- ---- ---------  -------- ----    ------    ----
ADVANCED AUTO PARTS INC                COM       00751Y106     4,849    54,750  SH         SOLE               13,200          41,550
AGCO CORP                              COM       001084102     4,560    96,600  SH         SOLE               24,000          72,600
ACTIVISION BLIZZARD,  INC              COM       00507V109     7,860   613,100  SH         SOLE              152,200         460,900
CA INC                                 COM       12673P105     5,567   202,000  SH         SOLE               50,100         151,900
CHICAGO BRIDGE & IRON COMPANY NV N Y REGISTRY SH 167250109     1,436    33,250  SH         SOLE                9,070          24,180
CELGENE CORP                           COM       151020104     6,178    79,700  SH         SOLE               19,900          59,800
CIGNA CORPORATION                      COM       125509109     4,181    84,900  SH         SOLE               21,200          63,700
CIT GROUP INC                        COM NEW     125581801     9,263   224,600  SH         SOLE               55,900         168,700
COMERICA INC                           COM       200340107     6,064   187,400  SH         SOLE               47,500         139,900
COMCAST "A" COM                       CL A       20030N101    17,467   582,029  SH         SOLE              149,200         432,829
CAPITAL ONE FIN                        COM       14040H105    17,580   315,400  SH         SOLE               81,200         234,200
COVIDIEN                               SHS       G2554F113     7,593   138,871  SH         SOLE               36,300         102,571
COVENTRY HEALTH                        COM       222862104     4,321   121,486  SH         SOLE               30,600          90,886
CHEVRONTEXACO CORPORATION              COM       166764100    14,627   136,429  SH         SOLE               34,600         101,829
DISCOVER FINANCIAL SVS                 COM       254709108    19,679   590,243  SH         SOLE              149,900         440,343
DISNEY WALT CO                     COM DISNEY    254687106     4,562   104,200  SH         SOLE               26,300          77,900
DELPHI AUTOMOTIVE PLC                  SHS       G27823106     2,180    69,000  SH         SOLE               18,000          51,000
DIRECTV GROUP                       COM CL A     25490A101     4,431    89,800  SH         SOLE               22,100          67,700
EBAY INC                               COM       278642103     6,205   168,151  SH         SOLE               41,900         126,251
EATON CORP                             COM       278058102     1,815    36,430  SH         SOLE                9,900          26,530
GENERAL ELECTRIC                       COM       369604103     7,659   381,637  SH         SOLE               98,850         282,787
GOLDMAN SACHS GROUP INC                COM       38141G104     5,112    41,100  SH         SOLE               10,400          30,700
HELEN OF TROY                          COM       G4388N106     2,163    63,600  SH         SOLE               16,500          47,100
HARLEY DAVIDSON                        COM       412822108     9,413   191,787  SH         SOLE               47,800         143,987
INTERNATIONAL BUSINESS MACHINES        COM       459200101     8,909    42,698  SH         SOLE               10,500          32,198
JP MORGAN CHASE & CO                   COM       46625H100     2,773    60,302  SH         SOLE               14,200          46,102
LORILLARD INC                          COM       544147101     2,849    22,000  SH         SOLE                6,600          15,400
LYONDELLBASELL                      SHS - A -    N53745100     3,557    81,500  SH         SOLE               20,400          61,100
MACY'S INC.                            COM       55616P104     6,599   166,100  SH         SOLE               40,900         125,200
MCKESSON CORPORATION                   COM       58155Q103     6,864    78,200  SH         SOLE               19,500          58,700
MOTOROLA SOLUTIONS INC.              COM NEW     620076307     8,557   168,350  SH         SOLE               42,500         125,850
MYRIAD GENETICS                        COM       62855J104     6,736   284,700  SH         SOLE               69,200         215,500
MYLAN LABS                             COM       628530107     2,959   126,200  SH         SOLE               31,900          94,300
NCR CORP                               COM       62886E108    11,061   509,500  SH         SOLE              129,300         380,200
INSPERITY, INC.                        COM       45778Q107     1,483    48,400  SH         SOLE               12,000          36,400
NU SKIN ENTERPRISES INC.              CL A       67018T105     1,796    31,013  SH         SOLE                7,500          23,513
NEWS CORP                             CL A       65248E104    10,606   538,100  SH         SOLE              135,700         402,400
OMNICARE INC                           COM       681904108    14,852   417,544  SH         SOLE              105,288         312,256
OMNICOM GROUP                          COM       681919106     7,870   155,372  SH         SOLE               38,800         116,572
OM GROUP INC                           COM       670872100     1,785    64,900  SH         SOLE               16,500          48,400
SIGNET JEWELERS LIMITED                SHS       G81276100     4,204    88,910  SH         SOLE               22,600          66,310
SIRIUS XM RADIO INC.                   COM       82967N108     9,856 4,266,500  SH         SOLE            1,080,500       3,186,000
SLM CORP                               COM       78442P106     1,995   126,614  SH         SOLE               31,600          95,014
SUNTRUST BANKS                         COM       867914103     5,146   212,900  SH         SOLE               51,700         161,200
TESORO CORPORATION                     COM       881609101     1,216    45,300  SH         SOLE               12,000          33,300
TEXTRON                                COM       883203101     1,823    65,500  SH         SOLE               16,500          49,000
UNITEDHEALTH GROUP                     COM       91324P102    11,993   203,479  SH         SOLE               51,178         152,301
UNITED TECHNOLGIES                     COM       913017109    11,689   140,936  SH         SOLE               34,900         106,036
VALUECLICK INC                         COM       92046N102     5,373   272,180  SH         SOLE               71,000         201,180
VIACOM INC. "B"                       CL B       92553P201     1,764    37,166  SH         SOLE                9,000          28,166
WESCO INTERNATIONAL                    COM       95082P105     2,526    38,681  SH         SOLE                9,800          28,881
WELLS FARGO CO                         COM       949746101    10,178   298,124  SH         SOLE               75,540         222,584
WESTERN UN CO                          COM       959802109     4,808   273,200  SH         SOLE               68,700         204,500
EXXON MOBIL CORP                       COM       30231G102     5,724    65,994  SH         SOLE               17,500          48,494
ZIONS BANCORP                          COM       989701107    14,843   691,682  SH         SOLE              174,900         516,782